Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Cash and cash equivalents, short-term investments and restricted cash	$ 141,323	$ 39,764